Geographic information (Long-lived assets by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-lived assets	$ 63,232,874	$ 36,641,664
Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 9,995,971	$ 7,472,852
China | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	15.80%	20.40%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 9,654,045	$ 4,257,232
United States | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	15.30%	11.60%
Other countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 43,582,858	$ 24,911,580
Other countries | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	68.90%	68.00%